UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PORT-P

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

9311 E. Via De Ventura, Suite 105

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 12/31/2024

Date of reporting period: 03/31/2024

IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

SEPTEMBER 30, 2024

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Principal Amount ($)		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMESTS - 65.10%
	MONEY MARKET FUNDS - 65.10%
11,797,105	First American Government Obligations Fund, Class X (a) (b)	4.820	11,797,105

	TOTAL SHORT TERM INVESTMESTS - (Cost $11,797,105)		11,797,105

	TOTAL INVESTMENTS - 65.10% - (Cost $11,797,105)		11,797,105
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.90)%		6,331,982
	NET ASSETS - 100.00%		$18,129,087

(a)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the seven day effective yield at September 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2024

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a)	27	10/28/2024	$8,605,575	$-	$(24,038)
TOTAL PURCHASE CONTRACTS				-	(24,038)

TOTAL FUTURES CONTRACTS				$-	$(24,038)

NET UNREALIZED APPRECIATION					$(24,038)

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Digital Assets Strategy Subsidiary.

CME - Chicago Mercantile Exchange

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 17.64%
	Commodities - 7.34%
20,000	Global X Copper Miners ETF	$945,400
30,000	Global X Silver Miners ETF	1,052,700
25,000	VanEck Gold Miners ETF	995,500
		2,993,600

	Corporate - 2.67%
20,000	iShares Global Infrastructure ETF	1,088,600

	Emerging Markets - 5.24%
49,900	First Trust Emerging Markets AlphaDEX Fund	1,195,604
13,585	Invesco Emerging Markets Sovereign Debt ETF	292,078
6,108	iShares J.P. Morgan EM High Yield Bond ETF	238,273
6,185	Vanguard Emerging Markets Government Bond ETF	410,498
		2,136,453
	Real Estate - 2.39%
10,000	Vanguard Real Estate Index Fund ETF	974,000

	TOTAL EXCHANGE TRADED FUNDS - (Cost $7,151,698)	7,192,653

Principal Amount ($)		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS - 65.61%
	MONEY MARKET FUNDS - 65.61%
26,775,423	First American Government Obligations Fund, Class X (a) (b)	4.820	26,775,423

	TOTAL SHORT TERM INVESTMESTS - (Cost $26,775,423)		26,775,423

	TOTAL INVESTMENTS - 83.25% - (Cost $33,927,121)		33,968,076
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.76% (c)		6,841,653
	NET ASSETS - 100.01%		$40,809,729

(a)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the seven day effective yield at September 30, 2024.

(c)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2024

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
Chicago SRW Wheat Futures - December 2024 (a)	15	12/13/2024	$438,000	$36,188	$-
Coffee Futures - December 2024 (a)	11	12/18/2024	1,114,781	114,234	-
Copper Futures - December 2024 (a)	6	12/27/2024	682,950	54,675	-
Cotton Futures - December 2024 (a)	14	11/21/2024	515,270	-	(803)
Crude Oil Futures - December 2024 (a)	4	11/20/2024	271,080	-	(30,518)
Crude Oil Futures - December 2025 (a)	12	11/20/2025	796,680	-	(78,856)
Gold Futures - December 2024 (a)	33	12/27/2024	8,776,020	528,371	-
Lean Hog Futures - October 2024 (a)	30	10/14/2024	987,000	-	(769)
Live Cattle Futures - October 2024 (a)	27	10/31/2024	1,984,770	6,523	-
No. 11 Sugar Futures - October 2024 (a)	92	2/28/2025	2,315,309	-	(65,255)
NY Harbor ULSD Futures - December 2024 (a)	9	11/29/2024	817,652	-	(50,493)
RBOB Gasoline Futures - December 2024 (a)	14	11/29/2024	1,120,846	-	(60,423)
Silver Futures - December 2024 (a)	13	12/27/2024	2,044,770	109,975	-
TOTAL PURCHASE CONTRACTS				849,966	(287,117)

SALE CONTRACTS
Corn Futures - December 2024 (a)	(25)	12/13/2024	(530,938)	-	(11,628)
Henry Hub Natural Gas Futures - November 2024 (a)	(18)	10/29/2024	(526,140)	-	(37,309)
Live Cattle Futures - December 2024 (a)	(3)	12/31/2024	(221,760)	-	(3,278)
Soybean Futures - November 2024 (a)	(11)	11/14/2024	(581,350)	-	(45,317)
TOTAL SALES CONTRACTS				-	(97,532)

TOTAL FUTURES CONTRACTS				$849,966	$(384,649)

NET UNREALIZED APPRECIATION					$465,317

(a)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

Notes to the Consolidated Schedules of Investments (Unaudited)

September 30, 2024

INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

IDX Funds

Notes to the Consolidated Schedules of Investments (Unaudited)

September 30, 2024

INVESTMENT VALUATIONS (Continued)

The following table summarizes the IDX Risk-Managed Digital Assets Strategy Fund’s consolidated investments and other financial instruments as of September 30, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$11,797,105	$-	$-	$11,797,105
Total Investments	$11,797,105	$-	$-	$11,797,105

Other Financial Instruments
Futures Contracts
Unrealized appreciation of open futures contracts	$-	$-	$-	$-
Unrealized depreciation of open futures contracts	(24,038)	-	-	(24,038)
Total Futures Contracts	(24,038)	-	-	(24,038)
Total Other Financial Instruments	$(24,038)	$-	$-	$(24,038)

(a)	As of and during the period ended September 30, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All money market funds and future contracts held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedules of Investments.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

The following table summarizes the IDX Commodity Opportunities Fund’s consolidated investments and other financial instruments as of September 30, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$7,192,653	$-	$-	$7,192,653
Short-Term Investments (b)	26,775,423	-	-	26,775,423
Total Investments	$33,968,076	$-	$-	$33,968,076

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$849,966	$-	$-	$849,966
Unrealized depreciation of open futures contracts	(384,649)	-	-	(384,649)
Total Futures Contracts	$465,317	$-	$-	$465,317

(a)	As of and during the period ended September 30, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	Exchange traded funds, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

IDX FUNDS

9311 E. Via De Ventura

Suite 105

Scottsdale, AZ 85258

INVESTMENT ADVISER

IDX Advisors, LLC

9311 E. Via De Ventura

Suite 105

Scottsdale, AZ 85258

ADMINISTRATOR

Gryphon 17, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

TRANSFER AGENT

Gryphon 17, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, LTD

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street

Cincinnati, OH 4520